Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 shares
Variation of the number of shares composing the share capital
Common shares issued as of the end of the period	2,653,124,025
Treasury shares	24,392,703	15,474,234	32,473,281	8,376,756
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,601,881,075	2,640,602,007	2,528,989,616
Deferred contribution pursuant to capital increase reserved for employees	18,879
Capital increase reserved for employees	13,160,383	10,047,337	9,354,889
Capital increase as payment of the scrip dividend	38,063,688	16,076,936	47,229,037
Exercise of TOTAL share subscription options | EquityInstruments		264,230	2,096,571
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S			97,522,593
Cancellation of treasury shares		(65,109,435)	(44,590,699)
Common shares issued as of the end of the period	2,653,124,025	2,601,881,075	2,640,602,007